FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-3578


                       Aquila Three Peaks High Income Fund
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: December 31, 2007

                  Date of reporting period: September 30, 2008





Item 1. Schedule of Investments.


                                         AQUILA THREE PEAKS HIGH INCOME FUND
                                               SCHEDULE OF INVESTMENTS
                                                  September 30, 2008
                                                     (unaudited)

--------------------- ------------------------------------------------------------------------------------
      Principal
       Amount          Corporate Bonds (93.6%)                                                   Value (a)
--------------------- ------------------------------------------------------------------------------------

                       Advertising Sales (0.8%)
                      -----------------------------------------------------------------
                      Lamar Media Corp.
           $ 376,000  7.250%, 01/01/13                                                       $    340,280
                                                                                       -------------------

                       Agricultural Chemicals (0.2%)
                      -----------------------------------------------------------------
                      Mosaic Global Holdings, Inc.

           75,000     7.300%, 01/15/28                                                             73,337
                                                                                       -------------------

                       Apparel Manufacturers (3.7%)
                      -----------------------------------------------------------------
                      Levi Strauss & Co.
        710,000       9.750%, 01/15/15                                                            592,850

                      Oxford Industries, Inc.
        350,000       8.875%, 06/01/11                                                            316,313

                      Phillips-Van Heusen Corp.
        250,000       7.250%, 02/15/11                                                            245,625
        275,000       8.125%, 05/01/13                                                            274,313

                      Warnaco, Inc.
        205,000       8.875%, 06/15/13                                                            207,050

                                                                                       -------------------
                                                                                                1,636,151
                                                                                       -------------------

                       Broadcast Service/Programming (0.5%)
                      -----------------------------------------------------------------
                      Liberty Media Group
        175,000       7.875%, 07/15/09                                                            175,544

                      Nexstar Finance Holdings LLC
           83,733     11.375%, 04/01/13                                                            69,498

                                                                                       -------------------
                                                                                                  245,042
                                                                                       -------------------

                       Broadcasting- Radio (0.2%)
                      -----------------------------------------------------------------
                      Salem Communications Corp.
        115,000       7.750%, 12/15/10                                                             94,300
                                                                                       -------------------

                       Cable Television (4.8%)
                      -----------------------------------------------------------------
                      DIRECTV Holdings LLC
        840,000       7.625%, 05/15/16, (144A)                                                    760,200

                      EchoStar DBS Corp.
        825,000       6.375%, 10/01/11                                                            759,000

                      Mediacom LLC
        725,000       9.500%, 01/15/13                                                            648,875

                                                                                       -------------------
                                                                                                2,168,075
                                                                                       -------------------

                       Casino Hotels (7.1%)
                      -----------------------------------------------------------------
                      Harrah's Operating Co., Inc.
        225,000       5.500%, 07/01/10                                                            168,750

                      Las Vegas Sands Corp.
        600,000       6.375%, 02/15/15                                                            459,000

                      Mandalay Resort Group

     1,000,000        7.625%, 07/15/13                                                            750,000

                      Seminole Hard Rock Entertainment, Inc.
        465,000       5.319%, 03/15/14, (Floating Rate Note) (144A)                               348,750

                      Station Casinos, Inc.
        145,000       7.750%, 08/15/16                                                             78,663

                      Turning Stone Resort & Casino, LLC
        175,000       9.125%, 09/15/14, (144A)                                                    159,250

                      Wynn Las Vegas LLC
     1,425,000        6.625%, 12/01/14                                                          1,214,813

                                                                                       -------------------
                                                                                                3,179,226
                                                                                       -------------------

                       Cellular Telecommunications (2.9%)
                      -----------------------------------------------------------------
                      iPCS, Inc.
        550,000       4.926%, 05/01/13, (Floating Rate Note)                                      448,250

                      MetroPCS Wireless, Inc.
        900,000       9.250%, 11/01/14                                                            841,500

                                                                                       -------------------
                                                                                                1,289,750
                                                                                       -------------------

                       Chemicals- Diversified (1.3%)
                      -----------------------------------------------------------------
                      Innophos Holdings, Inc.
        210,000       9.500%, 04/15/12, (144A)                                                    212,100

                      Reichhold Industries, Inc.
        365,000       9.000%, 08/15/14, (144A)                                                    350,400

                                                                                       -------------------

                                                                                                  562,500
                                                                                       -------------------

                       Commercial Services (1.1%)
                      -----------------------------------------------------------------
                      DynCorp International LLC/ DIC Capital Corp.

        500,000       9.500%, 02/15/13                                                            490,000
                                                                                       -------------------

                       Containers- Metal/Glass (1.5%)
                      -----------------------------------------------------------------
                      Crown Americas Capital Corp.
        675,000       7.625%, 11/15/13                                                            664,875
                                                                                       -------------------

                       Containers- Paper/Plastic (0.2%)
                      -----------------------------------------------------------------
                      AEP Industries, Inc.

        100,000       7.875%, 03/15/13                                                             75,000
                                                                                       -------------------

                       Dialysis Centers (1.5%)
                      -----------------------------------------------------------------
                      DaVita, Inc.

        720,000       6.625%, 03/15/13                                                            684,000
                                                                                       -------------------

                       Diverse Operations/Commercial Services (2.8%)
                      -----------------------------------------------------------------
                      Aramark Corp.
     1,355,000        8.500%, 02/01/15                                                          1,273,700
                                                                                       -------------------

                       Energy Exploration & Production (0.8%)
                      -----------------------------------------------------------------
                      Encore Acquisition Co.
        425,000       6.250%, 04/15/14                                                            350,625
                                                                                       -------------------

                       Entertainment - Theaters (0.0%)
                      -----------------------------------------------------------------
                      Regal Cinemas, Inc.
           15,000     9.375%, 02/01/12                                                             14,250
                                                                                       -------------------

                       Food/Consumer Staples (0.9%)
                      -----------------------------------------------------------------
                      Dean Foods Co.
        400,000       6.625%, 05/15/09                                                            394,000
                                                                                       -------------------

                       Food- Miscellaneous/Diversified (1.1%)
                      -----------------------------------------------------------------
                      Del Monte Corp.
        500,000       8.625%, 12/15/12                                                            495,000

                      Dole Food Co., Inc.
           10,000     7.250%, 06/15/10                                                              8,800

                                                                                       -------------------
                                                                                                  503,800
                                                                                       -------------------

                       Food- Retail (4.0%)
                      -----------------------------------------------------------------
                      Albertson's, Inc.
        875,000       7.250%, 05/01/13                                                            848,750

                      Stater Brothers Holdings, Inc.
        950,000       8.125%, 06/15/12                                                            931,000

                                                                                       -------------------
                                                                                                1,779,750
                                                                                       -------------------

                       Funeral Service & Related Items (1.4%)
                      -----------------------------------------------------------------
                      Carriage Services, Inc.
        700,000       7.875%, 01/15/15                                                            617,750
                                                                                       -------------------

                       Gambling- Non-Hotel (1.0%)
                      -----------------------------------------------------------------
                      Pinnacle Entertainment
        475,000       8.250%, 03/15/12                                                            458,969
                                                                                       -------------------

                       Hospitals (0.9%)
                      -----------------------------------------------------------------
                      Vanguard Health Holding Co. II, LLC
        400,000       9.000%, 10/01/14, (144A)                                                    386,000
                                                                                       -------------------

                       Hotels & Motels (0.7%)
                      -----------------------------------------------------------------
                      Gaylord Entertainment Co.
        375,000       8.000%, 11/15/13                                                            326,250
                                                                                       -------------------

                       Leisiure & Recreation Products (0.7%)
                      -----------------------------------------------------------------
                      Leslie's Poolmart, Inc.
        375,000       7.750%, 02/01/13                                                            316,875
                                                                                       -------------------

                       Machinery - General Industry (0.3%)
                      -----------------------------------------------------------------
                      The Manitowoc Co., Inc.
        150,000       7.125%, 11/01/13                                                            139,500
                                                                                       -------------------

                       Medical- Drugs (0.4%)
                      -----------------------------------------------------------------
                      Warner Chilcott Corp.
        175,000       8.750%, 02/01/15                                                            173,250
                                                                                       -------------------

                       Medical- Hospitals (7.2%)
                      -----------------------------------------------------------------
                      Community Health Systems, Inc.
        890,000       8.875%, 07/15/15                                                            845,500

                      HCA, Inc.
     2,225,000        6.750%, 07/15/13                                                          1,869,000

                      Iasis Healthcare LLC
        525,000       8.750%, 06/15/14                                                            496,125

                                                                                       -------------------
                                                                                                3,210,625
                                                                                       -------------------

                       Medical- Nursing Homes (0.7%)
                      -----------------------------------------------------------------
                      Sun Healthcare Group, Inc.
        350,000       9.125%, 04/15/15                                                            334,250
                                                                                       -------------------

                       Medical Products (0.6%)
                      -----------------------------------------------------------------
                      Hanger Orthopedic Group, Inc.
        250,000       10.250%, 06/01/14                                                           256,250
                                                                                       -------------------

                       Metal - Diversified (0.5%)
                      -----------------------------------------------------------------
                      Freeport-McMoran Copper & Gold
        250,000       8.250%, 04/01/15                                                            245,625
                                                                                       -------------------

                       Non-Hazardous Waste Disposal (0.7%)
                      -----------------------------------------------------------------
                      Allied Waste North America, Inc.
        350,000       7.250%, 03/15/15                                                            335,125
                                                                                       -------------------

                       Office Automation & Equipment (1.5%)
                      -----------------------------------------------------------------
                      Xerox Capital Trust I

        725,000       8.000%, 02/01/27                                                            659,264
                                                                                       -------------------

                       Oil Company- Exploration & Production (8.1%)
                      -----------------------------------------------------------------
                      Baytex Energy Ltd.
        205,000       9.625%, 07/15/10                                                            200,900

                      Brigham Exploration Co.
        210,000       9.625%, 05/01/14                                                            175,350

                      Chesapeake Energy Corp.
        500,000       6.375%, 06/15/15                                                            446,250

                      Comstock Resources, Inc.
        405,000       6.875%, 03/01/12                                                            366,525

                      EXCO Resources, Inc.
        150,000       7.250%, 01/15/11                                                            141,750

                      KCS Energy, Inc.
        214,000       7.125%, 04/01/12                                                            188,320

                      McMoRan Exploration Co.
        550,000       11.875%, 11/15/14                                                           522,500

                      Petrohawk Energy Corp.
        475,000       9.125%, 07/15/13                                                            446,500

                      PetroQuest Energy, Inc.
        400,000       10.375%, 05/15/12                                                           364,000

                      Sandridge Energy, Inc.
        230,000       8.000%, 06/01/18, (144A)                                                    197,800

                      Whiting Petroleum Corp.
        600,000       7.250%, 05/01/12                                                            556,500

                                                                                       -------------------
                                                                                                3,606,395
                                                                                       -------------------

                       Oil-Field Services (0.6%)
                      -----------------------------------------------------------------
                      North America Energy Partners, Inc.

        275,000       8.750%, 12/01/11                                                            253,000
                                                                                       -------------------

                       Paper & Related Products (0.4%)
                      -----------------------------------------------------------------
                      Georgia Pacific Corp.
        205,000       8.125%, 05/15/11                                                            202,950
                                                                                       -------------------

                       Physical Therapy/Rehab Centers (0.8%)
                      -----------------------------------------------------------------
                      HealthSouth Corp.
        365,000       9.133%, 06/15/14, (Floating Rate Note)                                      354,050
                                                                                       -------------------

                       Pipelines (2.3%)
                      -----------------------------------------------------------------
                      Copano Energy, LLC
        700,000       7.750%, 06/01/18, (144A)                                                    612,500

                      Targa Resources, Inc.
        465,000       8.500%, 11/01/13                                                            411,525

                                                                                       -------------------
                                                                                                1,024,025
                                                                                       -------------------

                       Private Corrections (3.3%)
                      -----------------------------------------------------------------
                      Corrections Corporation of America
     1,500,000        7.500%, 05/01/11                                                          1,494,375
                                                                                       -------------------

                       Publishing- Books (0.5%)
                      -----------------------------------------------------------------
                      Houghton Mifflin Co.

        220,000       7.200%, 03/15/11                                                            215,600
                                                                                       -------------------

                       Real Estate Investment Trust- Hotels (3.3%)
                      -----------------------------------------------------------------
                      FelCor Lodging Limited Partnership
     1,250,000        4.803%, 12/01/11, (Floating Rate Note)                                    1,000,000

                      Host Hotels & Resorts, Inc.
        550,000       6.875%, 11/01/14                                                            475,750

                                                                                       -------------------
                                                                                                1,475,750
                                                                                       -------------------

                       Rental- Auto/Equipment (1.8%)
                      -----------------------------------------------------------------
                      The Hertz Corp.
        775,000       10.500%, 01/01/16                                                           647,125

                      United Rentals (North America), Inc.
        210,000       7.750%, 11/15/13                                                            160,125

                                                                                       -------------------
                                                                                                  807,250
                                                                                       -------------------

                       Retail- Apparel/Shoe (0.4%)
                      -----------------------------------------------------------------
                      Hanesbrands, Inc.,
        200,000       6.508%, 12/15/14, (Floating Rate Note)                                      166,000
                                                                                       -------------------

                       Retail- Computer Equipment (1.7%)
                      -----------------------------------------------------------------
                      GSC Holdings Corp.
        760,000       8.000%, 10/01/12                                                            763,800
                                                                                       -------------------

                       Retail-Restaurants (0.5%)
                      -----------------------------------------------------------------
                      NPC International, Inc.
        250,000       9.500%, 05/01/14                                                            205,000
                                                                                       -------------------

                       Satellite Telecommunications (0.7%)
                      -----------------------------------------------------------------
                      Intelsat, Ltd.
        425,000       7.625%, 04/15/12                                                            320,875
                                                                                       -------------------

                       Special Purpose Entity (4.7%)
                      -----------------------------------------------------------------
                      Chukchansi Economic Development Authority
        400,000       6.328%, 11/15/12, (144A)                                                    323,000

                      Global Cash Access, Inc.
        725,000       8.750%, 03/15/12                                                            638,000

                      KAR Holdings, Inc.
        850,000       10.000%, 05/01/15                                                           654,500

                      Universal City Development Partners, LTD and UCPP Finance, Inc.
        525,000       11.750%, 04/01/10                                                           507,281

                                                                                       -------------------
                                                                                                2,122,781
                                                                                       -------------------

                       Telecom Services (2.4%)
                      -----------------------------------------------------------------
                      Hughes Network Systems, LLC
        470,000       9.500%, 04/15/14                                                            455,900

                      PAETEC Holding Corp.
        275,000       9.500%, 07/15/15                                                            188,375

                      Time Warner Telecomm Holdings, Inc.
        475,000       9.250%, 02/15/14                                                            439,375

                                                                                       -------------------
                                                                                                1,083,650
                                                                                       -------------------

                       Telephone- Integrated (7.6%)
                      -----------------------------------------------------------------
                      Cincinnati Bell, Inc.
        775,000       8.375%, 01/15/14                                                            674,250

                      Qwest Communications International, Inc.
     1,730,000        7.500%, 02/15/14                                                          1,496,450

                      Sprint Nextel Corp.
        425,000       6.000%, 12/01/16                                                            327,250

                      Windstream Corp.
        950,000       8.125%, 08/01/13                                                            902,500

                                                                                       -------------------
                                                                                                3,400,450
                                                                                       -------------------

                       Theaters (1.2%)
                      -----------------------------------------------------------------
                      Marquee Holdings, Inc.
        700,000       9.505%, 08/15/14                                                            516,250
                                                                                       -------------------

                       Transportation- Rail  (1.3%)
                      -----------------------------------------------------------------
                      Kansas City Southern de Mexico, S. de R.L. de C.V.
        590,000       7.625%, 12/01/13                                                            563,450

                                                                                       -------------------
                                                                                                  563,450
                                                                                       -------------------

                      Total Investments (cost $45,418,471- note b)          93.6%               41,854,045

                      Other assets less liabilities                           6.4                2,871,825
                                                                     ------------- ------------------------
                      Net Assets                                           100.0%            $  44,725,870
                                                                     ============= ========================

                                                                    Percent of
                      Portfolio Distribution                        Portfolio

                      Advertising Sales                                0.8  %

                      Agricultural Chemicals                           0.2

                      Apparel Manufacturers                            3.9

                      Broadcast Service/Programming                    0.6

                      Broadcasting- Radio                              0.2

                      Cable Television                                 5.2

                      Casino Hotels                                    7.6

                      Cellular Telecommunications                      3.1

                      Chemicals- Diversified                           1.3

                      Commercial Services                              1.2

                      Containers-Metal/Glass                           1.6

                      Containers-Paper/Plastic                         0.2

                      Dialysis Centers                                 1.6

                      Diverse Operations/Commercial Services           3.0

                      Energy Exploration & Production                  0.8

                      Food/Consumer Staples                            0.9

                      Food- Miscellaneous/Diversified                  1.2

                      Food- Retail                                     4.3

                      Funeral Service & Related Items                  1.5

                      Gambling- Non-Hotel                              1.1

                      Hospitals                                        0.9

                      Hotels & Motels                                  0.8

                      Leisure & Recreation Products                    0.8

                      Machinery - General Industry                     0.3

                      Medical- Drugs                                   0.4

                      Medical- Hospitals                               7.7

                      Medical- Nursing Homes                           0.8

                      Medical Products                                 0.6

                      Metal - Diversified                              0.6

                      Non-Hazardous Waste Disposal                     0.8

                      Office Automation & Equipment                    1.6

                      Oil Company- Exploration & Production            8.6

                      Oil-Field Services                               0.6

                      Paper & Related Products                         0.5

                      Physical Therapy/Rehab Centers                   0.8

                      Pipelines                                        2.5

                      Private Corrections                              3.6

                      Publishing- Books                                0.5

                      Real Estate Investment Trust- Hotels             3.5

                      Rental- Auto/Equipment                           1.9

                      Retail - Apparel/Shoe                            0.4

                      Retail- Computer Equipment                       1.8

                      Retail-Restaurants                               0.5

                      Satellite Telecommunications                     0.8

                      Special Purpose Entity                           5.1

                      Telecom Services                                 2.6

                      Telephone- Integrated                            8.1

                      Theaters                                         1.2

                      Transportation- Rail                             1.4
                                                                  -----------
                                                                     100.0 %
                                                                  ===========

                       See accompanying notes to financial
                                  statements.

                          NOTES TO FINANCIAL STATEMENTS
                       AQUILA THREE PEAKS HIGH INCOME FUND
                                   (unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $45,418,471 amounted to $3,564,426, which consisted of aggregate gross unrealized appreciation of $12,027 and aggregate gross unrealized depreciation of $3,576,453.

(c) Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective January 1, 2008. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund's investments in their entirety are assigned levels based upon the observability.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund's investments, used to value the Fund's net assets as of September 30, 2008:

                                                               Investments in
 Valuation Inputs                                                Securities

                                                          $
 Level 1 - Quoted Prices                                                    -
                                                          $
 Level 2 - Other Significant Observable Inputs                      41,854,045

                                                          $
 Level 3 - Significant Unobservable Inputs                                   -
                                                          --------------------
 Total                                                     $       41,854,045
                                                          ====================


Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).


                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA THREE PEAKS HIGH INCOME FUND

By:	/s/ /Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      President, Trustee and Chair
      November 20, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Diana P. Herrmann
      --------------------------------
      Diana P. Herrmann
      President, Trustee and Chair
      November 20, 2008




By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	November 20, 2008